Accounts Receivable, Net (Details) - Schedule of movement of allowance for doubtful accounts - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Schedule of Movement of Allowance For Doubtful Accounts [Abstract]
Balance at beginning of year	¥ 126	¥ 878	¥ 838
Additions for the year			50
Written off for the year		(748)
Foreign currency translation difference	10	(4)	(10)
Balance at the end of year	¥ 136	¥ 126	¥ 878